employee future benefits - Defined benefit pension plans - summary (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Other comprehensive income
Total	$ (186)	$ (139)	$ (400)	$ (1,050)
Effect of asset ceiling limit
Other comprehensive income
Changes in the effect of limiting net defined benefit assets to the asset ceilings			1,391		$ 179
Pension plans | Pension plan | Present value of the defined benefit obligations
Employee benefits expense
Benefits earned for current service	(28)	(30)	(55)	(60)
Benefits earned for past service		(3)	(3)	(3)
Total	(28)	(33)	(58)	(63)
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	(74)	(65)	(149)	(130)
Total	(74)	(65)	(149)	(130)
Other comprehensive income
Changes in plan financial assumptions	1,536	(231)	3,027	864
Total	1,536	(231)	3,027	864
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
BENEFITS PAID BY PLANS			234	236
PLAN ACCOUNT BALANCES
Change in year			3,054	907
Balance at beginning of year			(10,233)	(10,521)	(10,521)
Balance at end of year	(7,179)	(9,614)	(7,179)	(9,614)	(10,233)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of year	(6,832)	(8,196)	(6,832)	(8,196)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of year	(347)	(1,418)	(347)	(1,418)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of year	(162)	(1,174)	(162)	(1,174)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at end of year	(185)	(244)	(185)	(244)
Pension plans | Pension plan | Plan assets
Employee benefits expense
Employees' contributions	5	4	9	9
Administrative fees	(2)	(1)	(3)	(2)
Total	3	3	6	7
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	74	59	148	119
Interest effect on asset ceiling limit	(2)	(1)	(3)	(2)
Total	72	58	145	117
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	(875)	386	(1,418)	237
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(475)	(16)	(1,209)	(51)
Total	(1,350)	370	(2,627)	186
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions			25	28
BENEFITS PAID BY PLANS			(234)	(236)
PLAN ACCOUNT BALANCES
Change in year			(2,685)	102
Balance at beginning of year			10,043	9,608	9,608
Balance at end of year	7,358	9,710	7,358	9,710	10,043
Pension plans | Pension plan | Plan assets | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of year	7,354	8,835	7,354	8,835
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of year	4	875	4	875
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of year	4	875	4	875
Pension plans | Pension plan | Net
Employee benefits expense
Total	(25)	(30)	(52)	(56)
Financing costs
Total	(2)	(7)	(4)	(13)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME	(27)	(37)	(56)	(69)
Other comprehensive income
Total	186	139	400	1,050
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME	159	102	344	981
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions			25	28
PLAN ACCOUNT BALANCES
Change in year			369	1,009
Balance at beginning of year			(190)	(913)	(913)
Balance at end of year	179	96	179	96	$ (190)
Pension plans | Pension plan | Net | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of year	522	639	522	639
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of year	(343)	(543)	(343)	(543)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of year	(158)	(299)	(158)	(299)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at end of year	$ (185)	$ (244)	$ (185)	$ (244)